OMB APPROVAL
OMB Number:	3235-0578
Expires:	March 31, 2019
Estimated average burden
Hours per response ...	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel

c/o Baron Select Funds

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (128.47%)
Consumer Discretionary (49.66%)
	Apparel, Accessories & Luxury Goods (2.37%)
909,700	Under Armour, Inc., Cl A [1]	$33,032,267	$17,993,866
1,206,500	Under Armour, Inc., Cl C [1]	31,109,238	22,078,950

		64,141,505	40,072,816

	Automobile Manufacturers (18.23%)
1,110,000	Tesla, Inc. (formerly, Tesla Motors, Inc.) [1]	236,819,490	308,913,000

	Hotels, Resorts & Cruise Lines (9.70%)
2,600,000	Hyatt Hotels Corp., Cl A [1]	72,054,423	140,348,000
475,000	Norwegian Cruise Line Holdings Ltd. [1,2]	20,954,950	24,096,750

		93,009,373	164,444,750

	Internet & Direct Marketing Retail (3.08%)
20,000	Amazon.com, Inc. [1]	17,212,325	17,730,800
20,357,182	AO World plc (United Kingdom) [1,2]	43,575,319	34,432,456

		60,787,644	52,163,256

	Leisure Facilities (10.48%)
925,800	Vail Resorts, Inc.	27,801,851	177,661,020

	Movies & Entertainment (5.34%)
5,350,000	Manchester United plc, Cl A [2]	91,115,472	90,415,000

	Restaurants (0.46%)
30,000	Panera Bread Co., Cl A [1]	5,026,025	7,856,100

Total Consumer Discretionary		578,701,360	841,525,942

Financials (30.38%)
	Asset Management & Custody Banks (2.72%)
2,890,000	The Carlyle Group	72,986,195	46,095,500

	Financial Exchanges & Data (7.50%)
770,000	FactSet Research Systems, Inc.	50,187,585	126,980,700

	Investment Banking & Brokerage (6.74%)
2,800,000	The Charles Schwab Corp.	24,289,154	114,268,000

	Property & Casualty Insurance (13.42%)
2,400,000	Arch Capital Group Ltd. [1,2]	31,929,992	227,448,000

Total Financials		179,392,926	514,792,200

Health Care (10.44%)
	Health Care Equipment (9.12%)
1,000,000	IDEXX Laboratories, Inc. [1]	43,593,540	154,610,000

	Health Care Technology (1.32%)
1,776,790	Inovalon Holdings, Inc., CI A [1]	47,548,581	22,387,554

Total Health Care		91,142,121	176,997,554

Shares		Cost	Value
Common Stocks (continued)
Industrials (7.94%)
	Human Resource & Employment Services (2.30%)
800,000	Robert Half International, Inc.	$30,067,907	$39,064,000

	Research & Consulting Services (3.35%)
700,000	Verisk Analytics, Inc. [1]	17,942,027	56,798,000

	Trading Companies & Distributors (2.29%)
1,000,000	Air Lease Corp.	31,581,290	38,750,000

Total Industrials		79,591,224	134,612,000

Information Technology (23.26%)
	Internet Software & Services (19.18%)
448,550	Benefitfocus, Inc. [1]	16,054,121	12,536,972
1,100,000	CoStar Group, Inc. [1]	112,737,432	227,942,000
2,500,000	Zillow Group, Inc., Cl A [1]	60,868,348	84,525,000

		189,659,901	325,003,972

	IT Consulting & Other Services (4.08%)
640,000	Gartner, Inc. [1]	40,674,307	69,113,600

Total Information Technology		230,334,208	394,117,572

Real Estate (6.79%)
	Hotel & Resort REITs (0.61%)
382,727	MGM Growth Properties LLC, Cl A	8,037,267	10,352,765

	Office REITs (2.23%)
985,000	Douglas Emmett, Inc.	28,695,526	37,824,000

	Specialized REITs (3.95%)
2,000,000	Gaming and Leisure Properties, Inc.	61,345,351	66,840,000

Total Real Estate		98,078,144	115,016,765

Total Common Stocks		1,257,239,983	2,177,062,033

Private Equity Investments (0.21%)
Financials (0.21%)
	Asset Management & Custody Banks (0.21%)
7,579,130	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	3,486,400

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (0.01%)
$118,749	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2017, 0.09% due 4/3/2017; Proceeds at maturity – $118,750; (Fully collateralized by $125,000 U.S. Treasury Inflation-Indexed Note, 0.125% due 7/15/2026; Market value – $123,221)[5]	$118,749	$118,749

Total Investments (128.69%)		$1,257,358,732	2,180,667,182

Liabilities Less Cash and Other Assets (-28.69%)			(486,106,143)

Net Assets			$1,694,561,039

Retail Shares (Equivalent to $41.52 per share based on 23,494,797 shares outstanding)			$975,578,191

Institutional Shares (Equivalent to $42.28 per share based on 16,787,128 shares outstanding)			$709,717,682

R6 Shares (Equivalent to $42.28 per share based on 219,148 shares outstanding)			$9,265,166

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At March 31, 2017, the market value of restricted and fair valued securities amounted to $3,486,400 or 0.21% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Funds

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (88.50%)
Consumer Discretionary (49.01%)
	Automobile Manufacturers (13.40%)
90,000	Tesla, Inc. (formerly, Tesla Motors, Inc.) [1]	$20,342,221	$25,047,000

	Hotels, Resorts & Cruise Lines (14.84%)
150,000	Choice Hotels International, Inc.	5,080,139	9,390,000
340,000	Hyatt Hotels Corp., Cl A [1]	12,201,302	18,353,200

		17,281,441	27,743,200

	Internet & Direct Marketing Retail (1.81%)
2,000,000	AO World plc (United Kingdom) [1,2]	3,931,658	3,382,831

	Leisure Facilities (13.99%)
136,230	Vail Resorts, Inc.	8,272,836	26,142,537

	Movies & Entertainment (4.97%)
550,000	Manchester United plc, Cl A [2]	8,719,506	9,295,000

Total Consumer Discretionary		58,547,662	91,610,568

Consumer Staples (2.67%)
	Household Products (2.67%)
100,000	Church & Dwight Co., Inc.	1,274,171	4,987,000

Financials (19.47%)
	Asset Management & Custody Banks (7.79%)
435,000	The Carlyle Group	9,519,389	6,938,250
175,000	Financial Engines, Inc.	5,948,430	7,621,250

		15,467,819	14,559,500

	Financial Exchanges & Data (6.61%)
75,000	FactSet Research Systems, Inc.	5,828,282	12,368,250

	Property & Casualty Insurance (5.07%)
100,000	Arch Capital Group Ltd. [1,2]	1,800,056	9,477,000

Total Financials		23,096,157	36,404,750

Industrials (2.60%)
	Research & Consulting Services (2.60%)
60,000	Verisk Analytics, Inc. [1]	1,688,861	4,868,400

Information Technology (14.75%)
	Application Software (3.07%)
101,870	Guidewire Software, Inc. [1]	4,816,692	5,738,337

	Internet Software & Services (11.68%)
225,000	Benefitfocus, Inc. [1]	5,980,202	6,288,750
75,000	CoStar Group, Inc. [1]	13,824,622	15,541,500

		19,804,824	21,830,250

Total Information Technology		24,621,516	27,568,587

Total Common Stocks		109,228,367	165,439,305

Shares		Cost	Value
Preferred Stocks (4.10%)
Telecommunication Services (4.10%)
	Alternative Carriers (4.10%)
22,300	Iridium Communications, Inc., Series B, 6.75% [3]	$5,814,082	$7,654,475

Principal Amount
Short Term Investments (7.31%)
$13,669,137	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2017, 0.09% due 4/3/2017; Proceeds at maturity – $13,669,239; (Fully collateralized by $14,145,000 U.S. Treasury Inflation-Indexed Note, 0.125% due 7/15/2026; Market value – $13,943,703) [3]	13,669,137	13,669,137

Total Investments (99.91%)		$128,711,586	186,762,917

Cash and Other Assets Less Liabilities (0.09%)			169,734

Net Assets			$186,932,651

Retail Shares (Equivalent to $13.49 per share based on 2,876,823 shares outstanding)			$38,798,840

Institutional Shares (Equivalent to $13.71 per share based on 10,128,259 shares outstanding)			$138,822,032

R6 Shares (Equivalent to $13.71 per share based on 679,102 shares outstanding)			$9,311,779

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.44%)
Argentina (1.52%)
63,700	YPF SA, ADR	$1,352,012	$1,546,636

Australia (3.23%)
35,169	Domino’s Pizza Enterprises Ltd.	237,597	1,561,633
445,000	MYOB Group Ltd.	1,229,236	1,210,328
30,000	Newcrest Mining Ltd.	242,041	510,428

Total Australia		1,708,874	3,282,389

Brazil (2.79%)
84,500	BM&FBOVESPA SA	272,996	520,668
73,000	Smiles SA	913,031	1,478,375
95,000	TOTVS SA	779,410	842,091

Total Brazil		1,965,437	2,841,134

Canada (4.69%)
5,200	Constellation Software, Inc.	662,016	2,555,326
105,000	Encana Corp.	901,771	1,229,550
32,000	Suncor Energy, Inc.	1,114,982	984,000

Total Canada		2,678,769	4,768,876

Chile (0.79%)
23,397	Sociedad Química y Minera de Chile SA, ADR	481,851	804,155

China (12.02%)
20,000	Alibaba Group Holding Ltd., ADR [1]	1,592,811	2,156,600
5,500	Baidu, Inc., ADR [1]	1,021,678	948,860
76,000	BYD Co., Ltd., Cl H	471,094	421,489
70,000	China Distance Education Holdings Ltd., ADR	760,640	714,000
21,000	Ctrip.com International Ltd., ADR [1]	756,010	1,032,150
600,571	Haitong Securities Co., Ltd., Cl H	1,008,651	1,015,441
2,251,700	Kingdee International Software Group Co. Ltd. [1]	336,315	932,957
46,400	Momo, Inc., ADR [1]	1,011,809	1,580,848
12,000	TAL Education Group, ADR [1]	581,596	1,278,840
75,000	Tencent Holdings Ltd.	393,663	2,150,164

Total China		7,934,267	12,231,349

France (4.76%)
27,000	BNP Paribas SA	1,760,180	1,798,209
7,000	Eurofins Scientific SE	682,393	3,045,660

Total France		2,442,573	4,843,869

Germany (6.28%)
21,425	Fresenius Medical Care Ag & Co.	1,776,883	1,806,781
28,566	ProSiebenSat.1 Media SE	1,161,072	1,264,832
175,100	RIB Software AG	1,534,330	2,316,278
15,000	Symrise AG	171,805	997,565

Total Germany		4,644,090	6,385,456

Shares		Cost	Value
Common Stocks (continued)
Hong Kong (0.45%)
225,000	L’Occitane International SA	$474,621	$457,441

India (4.94%)
45,000	Divi’s Laboratories Ltd.	525,671	432,329
625,000	JM Financial Ltd.	800,242	852,776
12,500	Maruti Suzuki India Ltd.	1,006,141	1,158,023
43,000	Multi Commodity Exchange of India Ltd.	618,301	797,985
90,000	Tata Communications Ltd.	948,851	1,000,762
95,000	Zee Entertainment Enterprises Ltd.	538,743	783,510

Total India		4,437,949	5,025,385

Indonesia (0.88%)
1,250,000	PT Sarana Menara Nusantara Tbk. [1]	260,297	363,964
1,301,400	PT Tower Bersama Infrastructure Tbk	534,199	532,260

Total Indonesia		794,496	896,224

Ireland (1.31%)
16,075	Ryanair Holdings plc, ADR [1]	399,042	1,333,903

Israel (6.14%)
16,000	Check Point Software Technologies Ltd. [1]	758,407	1,642,560
31,000	Mellanox Technologies Ltd. [1]	1,239,590	1,579,450
21,500	Mobileye N.V. [1]	794,446	1,320,100
25,059	Wix.com Ltd. [1]	1,202,397	1,701,506

Total Israel		3,994,840	6,243,616

Japan (15.59%)
25,000	Bridgestone Corp.	480,797	1,011,183
225,000	Daiwa Securities Group, Inc.	1,527,053	1,370,048
9,500	FANUC Corp.	1,191,942	1,947,274
44,000	Mitsui Fudosan Co. Ltd.	908,371	938,256
52,000	MonotaRO Co. Ltd.	775,482	1,606,755
145,000	Rakuten, Inc.	1,785,841	1,452,214
16,000	Recruit Holdings Co. Ltd.	736,210	816,312
45,000	SMS Co. Ltd.	1,132,932	1,141,067
38,000	SoftBank Group Corp.	1,682,305	2,683,517
48,000	Sony Corp., ADR	1,527,731	1,619,040
33,000	TechnoPro Holdings, Inc.	1,162,914	1,273,107

Total Japan		12,911,578	15,858,773

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Netherlands (1.40%)
5,000	Cimpress NV 1	$475,629	$430,950
25,000	InterXion Holding N.V. [1]	835,529	989,000

Total Netherlands		1,311,158	1,419,950

Nigeria (0.43%)
1,501,886	Lekoil Ltd. [1]	530,554	435,146

Norway (1.37%)
50,000	Golar LNG Ltd.	823,128	1,396,500

Panama (1.32%)
12,000	Copa Holdings, S.A., Cl A	973,816	1,347,000

Russia (0.79%)
70,000	Sberbank of Russia, ADR	814,502	807,800

Spain (4.03%)
12,000	Aena SA, 144A	1,098,173	1,898,477
40,000	Grifols SA, ADR	207,626	755,000
41,105	Industria de Diseño Textil SA	1,234,212	1,448,831

Total Spain		2,540,011	4,102,308

Switzerland (2.07%)
42,067	Julius Baer Group Ltd.	1,489,578	2,099,885

United Kingdom (12.34%)
200,000	Abcam plc	1,362,532	2,068,539
325,214	AO World plc [1]	718,811	550,072
290,000	Domino’s Pizza Group plc	943,591	1,121,997
73,000	Experian plc	770,060	1,488,997
330,000	Horizon Discovery Group plc [1]	669,547	742,156
160,000	Howden Joinery Group PLC	763,986	869,413
30,000	Intertek Group plc	816,271	1,478,673
95,159	JUST EAT plc [1]	453,828	674,812
26,825	Reckitt Benckiser Group PLC	2,530,450	2,448,756
300,000	Worldpay Group plc, 144A	1,097,280	1,110,320

Total United Kingdom		10,126,356	12,553,735

United States (4.30%)
28,000	Agilent Technologies, Inc.	639,432	1,480,360
27,000	Arch Capital Group Ltd. [1]	983,683	2,558,790
70,155	TerraForm Global, Inc., Cl A	263,252	336,744

Total United States		1,886,367	4,375,894

Total Common Stocks		66,715,869	95,057,424

Principal Amount		Cost	Value
Short Term Investments (7.30%)
$7,429,597	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2017, 0.09% due 4/3/2017; Proceeds at maturity – $7,429,652; (Fully collateralized by $8,045,000 U.S. Treasury Note, 1.625% due 5/15/2026; Market value – $7,579,637) [2]	$7,429,597	$7,429,597

Total Investments (100.74%)		$74,145,466	102,487,021

Liabilities Less Cash and Other Assets (-0.74%)			(748,671)

Net Assets			$101,738,350

Retail Shares (Equivalent to $19.93 per share based on 2,314,427 shares outstanding)			$46,136,037

Institutional Shares (Equivalent to $20.13 per share based on 2,741,577 shares outstanding)			$55,190,330

R6 Shares (Equivalent to $20.13 per share based on 20,464 shares outstanding)			$411,983

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair value Measurements.
ADR	American Depositary Receipt.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2017, the market value of Rule 144A securities amounted to $3,008,797 or 2.96% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2017	Percentage of Net Assets
Information Technology	24.8%
Consumer Discretionary	17.1%
Industrials	13.8%
Financials	11.6%
Health Care	10.2%
Energy	5.5%
Telecommunication Services	4.5%
Consumer Staples	2.4%
Materials	2.3%
Real Estate	0.9%
Utilities	0.3%
Cash and Cash Equivalents *	6.6%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.67%)
Consumer Discretionary (34.40%)
	Casinos & Gaming (7.90%)
698,950	Boyd Gaming Corp. [1]	$14,290,421	$15,383,890
1,783,800	MGM Resorts International	35,318,569	48,876,120
452,039	Pinnacle Entertainment, Inc. [1]	7,183,298	8,823,801

		56,792,288	73,083,811

	Home Furnishings (6.32%)
254,857	Mohawk Industries, Inc. [1]	33,592,644	58,487,133

	Home Improvement Retail (5.57%)
288,700	Home Depot, Inc.	26,366,318	42,389,821
111,300	Lowe’s Companies, Inc.	3,800,204	9,149,973

		30,166,522	51,539,794

	Homebuilding (1.25%)
321,200	Toll Brothers, Inc. [1]	9,525,868	11,598,532

	Hotels, Resorts & Cruise Lines (13.36%)
448,100	Hilton Grand Vacations, Inc. [1]	11,113,056	12,842,546
472,483	Hilton Worldwide Holdings, Inc.	23,771,612	27,621,356
236,050	Marriott International, Inc., Cl A	18,085,316	22,231,189
453,150	Norwegian Cruise Line Holdings Ltd. [1,2]	12,217,067	22,988,299
143,000	Royal Caribbean Cruises Ltd. [2]	11,458,065	14,029,730
284,700	Wyndham Worldwide Corp.	23,931,592	23,997,363

		100,576,708	123,710,483

Total Consumer Discretionary		230,654,030	318,419,753

Financials (2.40%)
	Asset Management & Custody Banks (2.40%)
608,200	Brookfield Asset Management, Inc., Cl A [2]	14,852,433	22,174,972

Industrials (11.15%)
	Building Products (4.00%)
518,450	Masco Corp.	16,769,905	17,622,116
244,150	Masonite International Corp. [1,2]	14,147,970	19,348,887

		30,917,875	36,971,003

	Electrical Components & Equipment (1.95%)
88,381	Acuity Brands, Inc.	18,012,475	18,029,724

	Industrial Conglomerates (3.68%)
423,000	Macquarie Infrastructure Corp. [3]	24,505,366	34,085,340

	Trading Companies & Distributors (1.52%)
291,100	SiteOne Landscape Supply, Inc. [1]	9,606,705	14,092,151

Total Industrials		83,042,421	103,178,218

Information Technology (9.02%)
	Internet Software & Services (2.93%)
130,900	CoStar Group, Inc. [1]	24,820,460	27,125,098

	IT Consulting & Other Services (6.09%)
1,425,500	InterXion Holding N.V. [1,2]	42,359,748	56,392,780

Total Information Technology		67,180,208	83,517,878

Shares		Cost	Value
Common Stocks (continued)
Materials (8.40%)
	Construction Materials (5.62%)
109,750	Martin Marietta Materials, Inc.	$15,309,874	$23,952,937
233,050	Vulcan Materials Co.	28,255,146	28,077,864

		43,565,020	52,030,801

	Specialty Chemicals (2.78%)
82,750	The Sherwin-Williams Co.	21,476,777	25,668,223

Total Materials		65,041,797	77,699,024

Real Estate (32.18%)
	Hotel & Resort REITs (3.00%)
556,644	MGM Growth Properties LLC, Cl A	11,689,524	15,057,220
495,999	Park Hotels & Resorts, Inc.	13,872,646	12,732,295

		25,562,170	27,789,515

	Industrial REITs (2.54%)
280,350	Prologis, Inc.	14,133,670	14,544,558
399,550	Rexford Industrial Realty, Inc.	8,587,560	8,997,866

		22,721,230	23,542,424

	Office REITs (3.96%)
58,500	Boston Properties, Inc.	7,333,010	7,745,985
339,150	Douglas Emmett, Inc.	7,174,195	13,023,360
135,300	Hudson Pacific Properties, Inc.	4,616,283	4,686,792
111,950	Vornado Realty Trust	10,933,992	11,229,704

		30,057,480	36,685,841

	Real Estate Services (2.38%)
633,800	CBRE Group, Inc., Cl A [1]	13,317,373	22,049,902

	Residential REITs (4.36%)
233,600	American Campus Communities, Inc.	9,222,613	11,117,024
217,900	Equity Residential	13,218,650	13,557,738
718,500	Invitation Homes, Inc. [1]	14,370,000	15,684,855

		36,811,263	40,359,617

	Retail REITs (1.78%)
95,500	Simon Property Group, Inc.	13,905,020	16,428,865

	Specialized REITs (14.16%)
127,700	Alexandria Real Estate Equities, Inc. [3]	8,260,048	14,113,404
359,700	American Tower Corp.	31,137,383	43,717,938
110,391	Equinix, Inc.	21,940,543	44,197,245
466,469	Gaming and Leisure Properties, Inc.	12,404,900	15,589,394
111,300	SBA Communications Corp. [1]	7,206,724	13,397,181

		80,949,598	131,015,162

Total Real Estate		223,324,134	297,871,326

Telecommunication Services (1.12%)
	Wireless Telecommunication Services (1.12%)
35,510,514	PT Sarana Menara Nusantara Tbk. (Indonesia) [1,2]	8,634,214	10,339,634

Total Common Stocks		692,729,237	913,200,805

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (1.34%)
$12,399,880	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2017, 0.09% due 4/3/2017; Proceeds at maturity – $12,399,973; (Fully collateralized by $13,425,000 U.S. Treasury Note, 1.625% due 5/15/2026; Market value – $12,648,431) [4]	$12,399,880	$12,399,880

Total Investments (100.01%)		$705,129,117	925,600,685

Liabilities Less Cash and Other Assets (-0.01%)			(68,140)

Net Assets			$925,532,545

Retail Shares (Equivalent to $25.48 per share based on 15,704,651 shares outstanding)			$400,138,659

Institutional Shares (Equivalent to $25.78 per share based on 20,291,419 shares outstanding)			$523,022,962

R6 Shares (Equivalent to $25.78 per share based on 91,985 shares outstanding)			$2,370,924

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (91.24%)
Argentina (1.67%)
2,202,901	YPF SA, ADR	$42,469,325	$53,486,436

Brazil (5.10%)
5,461,000	BM&FBOVESPA SA	18,055,731	33,649,361
7,671,777	Kroton Educacional SA	31,777,894	32,543,665
1,325,000	Multiplus SA	15,074,724	15,236,696
2,800,000	Smiles SA	39,071,020	56,704,785
2,896,580	TOTVS SA	35,589,977	25,675,620

Total Brazil		139,569,346	163,810,127

Chile (1.92%)
1,136,203	Banco Santander Chile, ADR	25,647,815	28,495,971
964,875	Sociedad Química y Minera de Chile SA, ADR	20,889,754	33,162,754

Total Chile		46,537,569	61,658,725

China (26.13%)
1,047,131	Alibaba Group Holding Ltd., ADR [1]	87,181,130	112,912,136
235,232	Baidu, Inc., ADR [1]	43,583,602	40,582,225
710,357	Bitauto Holdings Ltd., ADR [1]	18,021,458	18,192,243
3,738,387	BYD Co., Ltd., Cl H	23,713,337	20,732,739
11,783,170	China Everbright Ltd.	30,161,477	23,774,060
18,949,450	China Mengniu Dairy Co. Ltd.	38,027,103	39,257,047
3,590,436	China Mobile Ltd.	44,868,592	39,293,133
917,012	Ctrip.com International Ltd., ADR [1]	31,570,524	45,071,140
21,323,483	Haitong Securities Co., Ltd., Cl H	34,804,818	36,053,602
6,249,790	Hangzhou Hikvision Digital Technology Co. Ltd.	27,778,614	28,928,335
46,877,041	Kingdee International Software Group Co. Ltd. [1]	15,010,126	19,422,772
1,473,411	Momo, Inc., ADR [1]	32,642,221	50,199,113
34,582,505	PetroChina Co. Ltd.	27,869,137	25,320,009
4,886,611	Shenzhou International Group Holdings Ltd.	21,839,405	30,841,957
174,801	Sina Corp. [1]	12,161,396	12,606,648
28,000,000	Sino Biopharmaceutical Ltd.	23,816,253	23,058,612
8,901,164	Sinopharm Group Co. Ltd., Cl H	34,585,650	41,290,222
4,387,704	Sunny Optical Technology Group Co., Ltd.	10,127,972	32,068,659
489,413	TAL Education Group, ADR [1]	13,252,599	52,156,743
3,041,896	Tencent Holdings Ltd.	60,822,131	87,207,673
53,921,495	WH Group Ltd., 144A	45,337,951	46,487,038
16,404,825	Zhaojin Mining Industry Co. Ltd.	9,649,002	14,354,090

Total China		686,824,498	839,810,196

Hong Kong (1.68%)
34,904,365	Man Wah Holdings Ltd.	15,230,172	27,711,501
6,477,661	Techtronic Industries Co. Ltd.	25,785,217	26,214,044

Total Hong Kong		41,015,389	53,925,545

India (15.48%)
2,000,000	Amara Raja Batteries Ltd. [1]	16,897,443	27,413,567
11,999,871	Bank of Baroda [1]	26,579,935	31,960,848
7,750,000	Coal India Ltd.	43,072,753	34,927,812
3,752,679	DEN Networks Ltd. [1]	10,244,650	4,779,342
2,000,000	Divi’s Laboratories Ltd. [1]	21,286,310	19,214,599
10,825,000	Exide Industries Ltd.	29,311,682	37,400,304
3,676,650	Hathway Cable and Datacom Ltd. [1]	3,016,373	2,134,592
2,090,000	Housing Development Finance Corp. Ltd.	43,760,690	48,346,639
3,050,000	Kotak Mahindra Bank Ltd.	35,149,230	40,967,275
2,024,596	Manpasand Beverages Ltd. [1]	20,843,706	21,965,471
492,000	Maruti Suzuki India Ltd.	38,560,397	45,579,801
4,650,000	Motherson Sumi Systems Ltd.	23,017,966	26,631,786

Shares		Cost	Value
Common Stocks (continued)
India (continued)
1,025,000	Multi Commodity Exchange of India Ltd.	$15,676,534	$19,021,733
1,223,608	PVR Ltd.	11,206,207	26,969,877
3,250,000	Sun TV Network Ltd.	20,644,029	39,572,072
2,720,000	Tata Communications Ltd.	28,292,797	30,245,261
650,000	Torrent Pharmaceuticals Ltd.	5,131,164	15,541,542
3,000,000	Zee Entertainment Enterprises Ltd.	13,489,550	24,742,435

Total India		406,181,416	497,414,956

Indonesia (2.52%)
24,931,689	PT Bank Mandiri (Persero) Tbk	21,095,070	21,890,418
64,194,388	PT Bank Negara Indonesia (Persero) Tbk	27,532,948	31,192,725
27,631,350	PT Sarana Menara Nusantara Tbk. [1]	8,841,958	8,045,450
48,542,679	PT Tower Bersama Infrastructure Tbk	24,581,292	19,853,484

Total Indonesia		82,051,268	80,982,077

Korea, Republic of (7.58%)
799,386	KB Financial Group, Inc.	30,626,046	35,026,302
48,000	LG Household & Health Care Ltd.	32,078,150	34,809,979
53,500	NAVER Corporation	31,334,205	40,903,604
41,500	Samsung Electronics Co., Ltd.	51,720,507	76,446,392
272,500	Samsung Life Insurance Co. Ltd.	26,813,402	26,438,568
719,462	Shinhan Financial Group Co., Ltd.	28,642,300	29,980,264

Total Korea, Republic of		201,214,610	243,605,109

Malaysia (0.74%)
57,000,000	My EG Services Bhd	21,243,553	23,827,816

Mexico (5.08%)
349,044	Fomento Económico Mexicano, S.A.B. de C.V., ADR	31,904,063	30,897,375
2,044,971	GRUMA S.A.B. de C.V., Cl B	29,058,148	28,897,036
4,499,562	Grupo Financiero Banorte S.A.B. de C.V., Cl O	24,052,999	25,893,405
13,067,722	Grupo Lala S.A.B. de C.V.	25,191,100	23,717,298
8,389,319	Infraestructura Energetica Nova S.A.B. de C.V.	38,799,827	40,081,966
5,983,605	Wal-Mart de Mexico S.A.B de C.V.	13,187,614	13,806,660

Total Mexico		162,193,751	163,293,740

Nigeria (0.31%)
33,909,830	Lekoil Ltd. [1,3]	15,181,228	9,824,805

Panama (1.74%)
498,634	Copa Holdings, S.A., Cl A	31,192,656	55,971,666

Philippines (2.24%)
35,005,000	Ayala Land, Inc.	25,979,935	23,057,603
13,757,114	BDO Unibank, Inc.	29,319,360	32,243,879
140,000,000	Metro Pacific Investments Corp.	15,473,801	16,797,210

Total Philippines		70,773,096	72,098,692

Russia (2.95%)
499,841	Magnit, GDR	19,867,373	19,093,926
4,236,437	Sberbank of Russia, ADR	36,178,087	48,888,483
1,225,224	Yandex N.V., Cl A 1	17,844,806	26,869,162

Total Russia		73,890,266	94,851,571

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Singapore (1.40%)
22,675,389	Global Logistic Properties Ltd.	$39,927,329	$45,063,861

South Africa (4.37%)
1,414,841	AngloGold Ashanti Ltd., ADR	15,641,061	15,237,838
1,666,654	Bid Corp. Ltd.	30,861,361	32,261,626
2,194,126	Bidvest Group Ltd.	18,521,103	25,164,272
8,831,619	Life Healthcare Group Holdings Ltd.	22,408,553	19,083,472
573,429	Sasol Limited	18,782,121	16,694,355
399,406	Sasol Limited, ADR	12,826,848	11,742,537
4,214,203	Steinhoff International Holdings N.V.	19,879,892	20,352,083

Total South Africa		138,920,939	140,536,183

Taiwan, Province of China (8.73%)
3,445,000	Catcher Technology Co. Ltd.	24,495,656	34,061,135
7,250,879	Delta Electronics, Inc.	38,290,942	38,832,260
1,574,231	Eclat Textile Co., Ltd.	18,560,893	15,772,142
12,601,000	Far EasTone Telecommunications Co., Ltd.	27,557,290	30,939,260
2,500,000	Ginko International Co., Ltd.	33,951,147	22,905,166
2,447,513	Makalot Industrial Co. Ltd.	12,199,921	10,042,527
7,300,000	Novatek Microelectronics Corp.	28,969,476	28,268,930
8,800,000	Taiwan Mobile Co., Ltd.	30,026,544	32,337,480
2,055,979	Taiwan Semiconductor Manufacturing Company Ltd., ADR	46,697,605	67,518,350

Total Taiwan, Province of China		260,749,474	280,677,250

Thailand (0.68%)
99,727	Bangkok Bank PCL, Cl F 2	627,855	539,810
4,026,000	Bangkok Bank Public Co., Ltd., NVDR	21,278,175	21,265,013

Total Thailand		21,906,030	21,804,823

United Kingdom (0.59%)
6,482,239	Tullow Oil plc [1]	19,729,406	19,004,544

United States (0.33%)
2,190,655	TerraForm Global, Inc., Cl A 1	14,422,671	10,515,144

Total Common Stocks		2,515,993,820	2,932,163,266

Preferred Stocks (0.01%)
India (0.01%)
3,098,340	Zee Entertainment Enterprises Ltd., 6.00% due 3/5/2022	367,971	451,379

Rights (0.03%)
South Africa (0.03%)
3,021,879	Life Healthcare Group Holdings Ltd. [1]	0	1,013,581

Principal Amount		Cost	Value
Short Term Investments (9.16%)
$294,227,014	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2017, 0.09% due 4/3/2017; Proceeds at maturity – $294,229,221; (Fully collateralized by $292,640,000 U.S. Treasury Note, 2.50% due 5/15/2024; Market value – $299,997,555 and $120,000 U.S. Treasury Inflation-Indexed Note, 0.125% due 7/15/2026; Market value – $118,292) [2]	$294,227,014	$294,227,014

Total Investments (100.44%)		$2,810,588,805	3,227,855,240

Liabilities Less Cash and Other Assets (-0.44%)			(14,118,501)

Net Assets			$3,213,736,739

Retail Shares (Equivalent to $12.37 per share based on 75,486,905 shares outstanding)			$933,697,219

Institutional Shares (Equivalent to $12.41 per share based on 183,576,168 shares outstanding)			$2,277,468,584

R6 Shares (Equivalent to $12.41 per share based on 207,130 shares outstanding)			$2,570,936

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[3]	See Note 6 regarding “Affiliated” companies.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2017, the market value of Rule 144A securities amounted to $46,487,038 or 1.45% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2017	Percentage of Net Assets
Information Technology	23.8%
Consumer Discretionary	17.5%
Financials	17.2%
Consumer Staples	9.1%
Telecommunication Services	5.0%
Energy	4.4%
Health Care	4.4%
Industrials	3.4%
Materials	2.8%
Real Estate	2.1%
Utilities	1.6%
Cash and Cash Equivalents*	8.7%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (100.07%)
Consumer Discretionary (3.99%)
	Automobile Manufacturers (3.99%)
14,100	Tesla, Inc. (formerly, Tesla Motors, Inc.) [1]	$3,242,965	$3,924,030

Energy (86.16%)
	Oil & Gas Drilling (1.53%)
114,700	Nabors Industries Ltd. [2]	1,313,408	1,499,129

	Oil & Gas Equipment & Services (17.17%)
11,450	Core Laboratories N.V. [2]	1,237,589	1,322,704
70,700	Forum Energy Technologies, Inc. [1]	1,273,239	1,463,490
127,500	GlobeLTR Energy Inc., Cl A, 144A [1,3,4,6]	1,498,125	1,454,775
72,996	Halliburton Co.	3,216,370	3,592,133
41,500	Keane Group, Inc. [1]	788,500	593,450
25,500	Schlumberger Limited [2]	1,816,842	1,991,550
120,000	Smart Sand, Inc. [1]	2,100,000	1,950,000
67,800	TechnipFMC plc (formerly, FMC Technologies, Inc.) [1,2]	2,390,809	2,203,500
48,100	U.S. Silica Holdings, Inc.	1,244,436	2,308,319

		15,565,910	16,879,921

	Oil & Gas Exploration & Production (44.26%)
21,700	Anadarko Petroleum Corporation	1,278,076	1,345,400
85,200	Antero Resources Corp. [1]	2,429,491	1,943,412
17,300	Carrizo Oil & Gas, Inc. [1]	654,214	495,818
44,999	Concho Resources, Inc. [1]	4,448,131	5,775,172
508,200	Encana Corp. [2]	3,264,546	5,951,022
27,666	Energen Corp. [1]	1,231,781	1,506,137
22,768	EOG Resources, Inc.	1,862,607	2,221,018
482,753	Jones Energy, Inc., Cl A [1]	2,040,090	1,231,020
2,496,354	Lekoil Ltd. (Nigeria) [1,2]	1,228,382	723,277
108,400	Newfield Exploration Co. [1]	3,107,287	4,001,044
191,200	Parsley Energy, Inc., Cl A [1]	3,186,353	6,215,912
126,300	Rice Energy, Inc. [1]	1,234,455	2,993,310
155,800	RSP Permian, Inc. [1]	3,693,116	6,454,794
198,000	WPX Energy, Inc. [1]	2,447,714	2,651,220

		32,106,243	43,508,556

	Oil & Gas Refining & Marketing (2.89%)
42,900	Valero Energy Corporation	2,727,663	2,843,841

	Oil & Gas Storage & Transportation (20.31%)
134,300	Energy Transfer Equity L.P.	925,998	2,649,739
129,635	Golar LNG Ltd. [2]	2,858,007	3,620,706
34,200	MPLX LP	1,063,167	1,233,936
43,038	Noble Midstream Partners LP	968,355	2,241,419
125,000	Sanchez Production Partners LP. [3]	1,375,000	1,962,500
201,804	Scorpio Tankers Inc. [2]	1,862,800	896,010
45,200	SemGroup Corp., Cl A	1,394,086	1,627,200
58,300	Targa Resources Corp.	1,665,476	3,492,170
46,600	Valero Energy Partners LP	1,921,706	2,232,606

		14,034,595	19,956,286

Total Energy		65,747,819	84,687,733

Information Technology (2.54%)
	Application Software (2.54%)
42,400	Aspen Technology, Inc. [1]	1,638,941	2,498,208

Shares		Cost	Value
Common Stocks (continued)
Materials (6.13%)
	Commodity Chemicals (1.21%)
47,332	Westlake Chemical Partners LP	$1,146,769	$1,190,400

	Specialty Chemicals (4.92%)
377,852	Flotek Industries, Inc. [1]	4,393,946	4,832,727

Total Materials		5,540,715	6,023,127

Utilities (1.25%)
	Gas Utilities (1.25%)
256,166	Infraestructura Energetica Nova S.A.B. de C.V. (Mexico) [2]	1,079,252	1,223,894

Total Common Stocks		77,249,692	98,356,992

Principal Amount
Short Term Investments (0.11%)
$109,088	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2017, 0.09% due 4/3/2017; Proceeds at maturity – $109,089; (Fully collateralized by $115,000 U.S. Treasury Inflation-Indexed Note, 0.125% due 7/15/2026; Market value – $113,363) [5]	109,088	109,088

Total Investments (100.18%)		$77,358,780	98,466,080

Liabilities Less Cash and Other Assets (-0.18%)			(172,678)

Net Assets			$98,293,402

Retail Shares (Equivalent to $8.95 per share based on 7,072,702 shares outstanding)			$63,281,136

Institutional Shares (Equivalent to $9.07 per share based on 3,819,207 shares outstanding)			$34,622,641

R6 Shares (Equivalent to $9.06 per share based on 43,017 shares outstanding)			$389,625

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	At March 31, 2017, the market value of restricted and fair valued securities amounted to $1,454,775 or 1.48% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
144A	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security is not deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At March 31, 2017, the market value of Rule 144A securities amounted to $1,454,775 or 1.48% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2017 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.74%)
Argentina (1.69%)
10,221	Globant SA 1	$370,027	$372,044

Brazil (1.09%)
24,814	Petroleo Brasileiro SA, ADR [1]	268,725	240,448

Canada (3.48%)
1,556	Constellation Software, Inc.	540,378	764,632

China (17.68%)
13,036	Alibaba Group Holding Ltd., ADR [1]	1,223,336	1,405,672
1,899	Baidu, Inc., ADR [1]	305,190	327,615
19,564	Ctrip.com International Ltd., ADR [1]	761,289	961,571
12,997	JD.com, Inc., ADR [1]	399,861	404,337
7,416	TAL Education Group, ADR [1]	240,306	790,323

Total China		2,929,982	3,889,518

India (2.75%)
2,926	HDFC Bank Ltd., ADR	211,856	220,094
16,600	Housing Development Finance Corp. Ltd.	354,996	383,997

Total India		566,852	604,091

Israel (7.95%)
2,689	Check Point Software Technologies Ltd. [1]	228,597	276,052
16,744	Mellanox Technologies Ltd. [1]	730,395	853,107
10,077	Mobileye N.V. [1]	471,746	618,728

Total Israel		1,430,738	1,747,887

Japan (1.29%)
46,713	Daiwa Securities Group, Inc.	298,765	284,440

Netherlands (2.18%)
3,615	ASML Holding N.V.	366,547	479,746

South Africa (4.55%)
5,793	Naspers Limited, Cl N	884,145	999,594

Taiwan, Province of China (1.12%)
7,529	Taiwan Semiconductor Manufacturing Company Ltd., ADR	241,775	247,252

United Kingdom (1.93%)
59,967	JUST EAT plc [1]	258,537	425,251

United States (48.03%)
17,446	Acxiom Corp. [1]	409,643	496,688
18,728	Adamas Pharmaceuticals, Inc. [1]	332,431	327,740
4,858	Aerie Pharmaceuticals, Inc. [1]	114,897	220,310
1,202	Alphabet Inc., Cl C 1	766,042	997,131
1,553	Amazon.com, Inc. [1]	475,611	1,376,797
4,399	Benefitfocus, Inc. [1]	117,819	122,952
4,564	Blackline, Inc. [1]	77,588	135,825
2,702	CBOE Holdings, Inc.	216,054	219,051
9,774	EPAM Systems, Inc. [1]	673,638	738,132
4,506	Expedia, Inc.	549,695	568,522
7,204	Facebook, Inc., Cl A 1	469,765	1,023,328
27,843	FireEye, Inc. [1]	672,079	351,100
3,745	First Republic Bank	293,924	351,318
8,052	Glaukos Corporation [1]	208,884	413,068
4,529	Greenlight Capital Re Ltd., Cl A 1	99,623	100,091

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
2,726	Illumina, Inc. [1]	$246,154	$465,165
4,557	Luxoft Holding, Inc. [1]	270,704	285,040
1,560	MuleSoft, Inc., Cl A 1	26,520	37,955
5,165	Noble Midstream Partners LP	140,518	268,993
7,034	Pacira Pharmaceuticals, Inc. [1]	410,605	320,750
245	The Priceline Group, Inc. [1]	266,540	436,093
2,856	Sage Therapeutics, Inc. [1]	167,239	202,976
4,782	Snap, Inc., Cl A 1	81,294	107,738
2,917	Splunk, Inc. [1]	171,994	181,700
1,012	Tesla, Inc. (formerly, Tesla Motors, Inc.) [1]	256,961	281,640
1,334	Ultragenyx Pharmaceutical, Inc. [1]	102,034	90,419
13,912	Varonis Systems, Inc. [1]	405,714	442,402

Total United States		8,023,970	10,562,924

Total Common Stocks		16,180,441	20,617,827

Principal Amount
Short Term Investments (9.48%)
$2,084,338	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2017, 0.09% due 4/3/2017; Proceeds at maturity – $2,084,353; (Fully collateralized by $2,160,000 U.S. Treasury Inflation-Indexed Note, 0.125% due 7/15/2026; Market value – $2,129,261) [2]	2,084,338	2,084,338

Total Investments (103.22%)		$18,264,779	22,702,165

Liabilities Less Cash and Other Assets (-3.22%)			(708,737)

Net Assets			$21,993,428

Retail Shares (Equivalent to $16.09 per share based on 832,552 shares outstanding)			$13,391,797

Institutional Shares (Equivalent to $16.23 per share based on 518,226 shares outstanding)			$8,412,602

R6 Shares (Equivalent to $16.24 per share based on 11,643 shares outstanding)			$189,029

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2017	Percentage of Net Assets
Information Technology	48.6%
Consumer Discretionary	26.4%
Health Care	9.3%
Financials	7.1%
Energy	2.3%
Cash and Cash Equivalents *	6.3%

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Select Funds	March 31, 2017

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund and Baron Focused Growth Fund, which are non-diversified; and Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, Baron Energy and Resources Fund, and Baron Global Advantage Fund, which are diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization.

Each Fund offers Retail Shares, Institutional Shares and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with the adviser, and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAV is calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at the NAV Calculation Time, except under the circumstances described below. Most foreign markets close before the NAV Calculation Time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at the NAV Calculation Time. As a result, the Adviser may use a third-party pricing service to assist in determining fair value of foreign securities. This service utilizes a systematic methodology in making fair value estimates. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

The Funds did not hold derivatives or participate in securities lending/borrowing activities at March 31, 2017.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by ASU No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2017, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

f) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

g) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

Baron Select Funds	March 31, 2017

3. RESTRICTED SECURITIES

At March 31, 2017, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2017, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$3,486,400

(Cost $0) (0.21% of Net Assets)

	Baron Energy and Resources Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
GlobeLTR Energy Inc., Cl A, 144A	2/15/2017	$1,454,775

(Cost $1,498,125) (1.48% of Net Assets)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•	Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);
•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,177,062,033	$—	$—	$2,177,062,033
Private Equity Investments	—	—	3,486,400	3,486,400
Short Term Investments	—	118,749	—	118,749

Total Investments	$2,177,062,033	$118,749	$3,486,400	$2,180,667,182

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2017.

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2017

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$165,439,305	$—	$—	$165,439,305
Preferred Stocks	—	7,654,475	—	7,654,475
Short Term Investments	—	13,669,137	—	13,669,137

Total Investments	$165,439,305	$21,323,612	$—	$186,762,917

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2017.

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$95,057,424	$—	$—	$95,057,424
Short Term Investments	—	7,429,597	—	7,429,597

Total Investments	$95,057,424	$7,429,597	$—	$102,487,021

$2,841,134 was transferred out of Level 2 into Level 1 at March 31, 2017 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$913,200,805	$—	$—	$913,200,805
Short Term Investments	—	12,399,880	—	12,399,880

Total Investments	$913,200,805	$12,399,880	$—	$925,600,685

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2017.

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,931,623,456	$539,810	$—	$2,932,163,266
Preferred Stocks	451,379	—	—	451,379
Rights	1,013,581	—	—	1,013,581
Short Term Investments	—	294,227,014	—	294,227,014

Total Investments	$2,933,088,416	$294,766,824	$—	$3,227,855,240

$479,513,928 was transferred out of Level 2 into Level 1 at March 31, 2017 as a result of not adjusting closing prices for certain securities (as described in Note 2a) due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2017

	Baron Energy and Resources Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$96,902,217	$—	$1,454,775	$98,356,992
Short Term Investments	—	109,088	—	109,088

Total Investments	$96,902,217	$109,088	$1,454,775	$98,466,080

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2017.

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$20,617,827	$—	$—	$20,617,827
Short Term Investments	—	2,084,338	—	2,084,338

Total Investments	$20,617,827	$2,084,338	$—	$22,702,165

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on March 31, 2017. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended March 31, 2017.

†	See Schedules of Investments for additional detailed categorization.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund

Investments in Securities	Balance as of December 31, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2017
Private Equity Investments
Financials	$3,456,083	$—	$—	$30,317	$—	$—	$—	$—	$3,486,400	$30,317

	Baron Energy and Resources Fund

Investments in Securities	Balance as of December 31, 2016	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2017	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2017
Common Stocks
Energy	$—	$—	$—	$(43,350)	$1,498,125	$—	$—	$—	$1,454,775	$(43,350)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2017, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund	Baron Energy and Resources Fund	Baron Global Advantage Fund
Cost of investments	$1,257,358,732	$128,711,586	$74,145,466	$705,129,117	$2,810,588,805	$77,358,780	$18,264,779

Gross tax unrealized appreciation	1,012,789,346	61,181,297	29,633,280	221,789,203	510,915,758	24,608,449	4,907,128
Gross tax unrealized depreciation	(89,480,896)	(3,129,966)	(1,291,725)	(1,317,635)	(93,649,323)	(3,501,149)	(469,742)

Net tax unrealized appreciation (depreciation)	$923,308,450	$58,051,331	$28,341,555	$220,471,568	$417,266,435	$21,107,300	$4,437,386

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON EMERGING MARKETS FUND

Name of Issuer	Value at December 31, 2016	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at March 31, 2017	Value at March 31, 2017
“Affiliated” Company as of March 31, 2017:
Lekoil Ltd.	$10,675,663	$279,813	$31,548	$(1,109,764)	$10,641	$—	33,909,830	$9,824,805

[1]	An “Affiliated” Company (“affiliated person” as defined in the 1940 Act) is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended March 31, 2017.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Adviser is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

In December 2016, the Financial Accounting Standards Board issued Accounting Standards Update No. 2016-19 (“ASU 2016-19”), “Technical Corrections and Improvements.” The guidance includes an amendment to Topic 820, Fair Value Measurement, which clarifies the difference between a valuation approach and a valuation technique when applying the guidance in that Topic. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. The guidance is effective for interim periods beginning after December 15, 2016. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Funds’ financial statements.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date:	May 18, 2017